Offerings - Offering: 1	Apr. 17, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	35,000,000
Proposed Maximum Offering Price per Unit	18.20
Maximum Aggregate Offering Price	$ 637,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 87,969.70
Offering Note	(1) Plus such indeterminate number of additional shares of common stock of Mitsubishi UFJ Financial Group, Inc. (the "Registrant") as may be offered and issued to prevent dilution resulting from stock splits or similar transactions in accordance with Rule 416 under the U.S. Securities Act of 1933, as amended (the "Securities Act"). (2) American Depositary Shares issuable upon deposit of the shares of common stock registered hereby have been registered under a separate registration statement on Form F-6 (File No. 333-288449) filed with the Commission on July 1, 2025. Each American Depositary Share represents one share of common stock. (3) Relates to 35,000,000 Restricted Share Units or other Share-based Awards to be awarded under the MUFG Americas Holdings Corporation Stock Bonus Plan. (4) The proposed maximum offering price per share was calculated solely for the purpose of calculating the registration fee pursuant to Rule 457(h) under the Securities Act based on the average of the high and low prices for the Registrant's common stock as reported on the Tokyo Stock Exchange on April 15, 2026, after conversion into U.S. dollars based on the exchange rate released by the Bank of Japan as in effect on such date.